NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	May 31, 2020	Aug. 31, 2019	May 31, 2019	May 31, 2020	May 31, 2019
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Income (Loss) for the period	$ (3,352)	$ (3,639)	$ (3,682)	$ (5,898)	$ (13,137)
Cash used in operating activities				(3,369)	$ (4,022)
Working capital deficit	1,800			$ 1,800
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd				63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 20,000			$ 20,000